Financial Assets and Liabilities - Summary of Fair Value Hierarchy (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Convertible senior notes	€ 402,700
Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Derivative liabilities	86,385	€ 157,950	€ 102,031	€ 0
Carrying amount [member]
Disclosure of fair value measurement of assets [line items]
Financial assets measured at amortized cost	36,880	298,180
Total financial assets	36,880	298,180
Financial liabilities measured at amortized cost	402,686	399,186
Financial liabilities measured at fair value through profit or loss	86,385	157,950
Total financial liabilities	489,071	557,136
Carrying amount [member] | Level 1 [member]
Disclosure of fair value measurement of assets [line items]
Marketable Securities	36,880	298,180
Carrying amount [member] | Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Convertible senior notes	402,686	399,186
Derivative liabilities	86,385	157,950
Fair value [member]
Disclosure of fair value measurement of assets [line items]
Financial assets measured at amortized cost	36,461	295,843
Total financial assets	36,461	295,843
Financial liabilities measured at amortized cost	381,161	382,459
Financial liabilities measured at fair value through profit or loss	86,385	157,950
Total financial liabilities	467,546	540,409
Fair value [member] | Level 1 [member]
Disclosure of fair value measurement of assets [line items]
Marketable Securities	36,461	295,843
Fair value [member] | Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Convertible senior notes	381,161	382,459
Derivative liabilities	€ 86,385	€ 157,950